Statements of Income - Standard Waste Services L L C [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Revenues	$ 2,304,226	$ 2,197,713
Cost of Revenues	1,612,136	1,421,281
Gross Profit	692,090	776,432
General and Administrative Expenses	435,035	498,149
Income From Operations	257,055	278,283
Other Income (Expense)
Interest income	11	9
Interest expense	(65,498)	(68,153)
Net Other Expense	(65,487)	(68,144)
Net Income	191,568	210,139
Members' Equity	2,495,419	2,247,530
Member distributions	(133,930)	(51,830)
Members' Equity	$ 2,553,057	$ 2,405,839